The 2015 Semi-Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (Unaudited)

Variable Accounts	Underlying Portfolios	Shares	Cost	Value

	Pacific Select Fund
IV	Inflation Managed Class I *	57,833	$583,144	$575,744
VII	Main Street® Core Class I *	433,860	7,378,104	12,702,977
X	Managed Bond Class I *	387,929	4,088,928	4,592,920
XI	High Yield Bond Class I *	13,370	75,952	93,679
XII	Equity Index Class I *	30,758	643,108	1,426,433
XIII	International Value Class I *	43,983	442,186	496,580
XIV	Growth Class I *	96,130	1,259,860	1,949,494

	Fidelity® Variable Insurance Products Funds
XV	Fidelity VIP Money Market Service Class	624,070	624,070	624,070

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2015 (Unaudited)

	Variable Accounts

	IV	VII	X	XI	XII

ASSETS
Investments in mutual funds, at value	$575,744	$12,702,977	$4,592,920	$93,679	$1,426,433

Receivables:
Investments sold	20	430	156	3	48

Total Assets	575,764	12,703,407	4,593,076	93,682	1,426,481

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	19	373	116	2	45

Total Liabilities	19	373	116	2	45

NET ASSETS	$575,745	$12,703,034	$4,592,960	$93,680	$1,426,436

Units Outstanding	135,470	2,427,312	1,534,488	34,009	296,649

Accumulation Unit Value	$4.25	$5.23	$2.99	$2.75	$4.81

Cost of Investments	$583,144	$7,378,104	$4,088,928	$75,952	$643,108

	XIII	XIV	XV

ASSETS
Investments in mutual funds, at value	$496,580	$1,949,494	$624,070

Receivables:
Investments sold	17	66	21

Total Assets	496,597	1,949,560	624,091

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	13	59	43

Total Liabilities	13	59	43

NET ASSETS	$496,584	$1,949,501	$624,048

Units Outstanding	311,718	382,858	63,307

Accumulation Unit Value	$1.59	$5.09	$9.86

Cost of Investments	$442,186	$1,259,860	$624,070

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2015 (Unaudited)

	Variable Accounts

	IV	VII	X	XI	XII

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk	3,554	79,618	28,221	562	8,773

Operating expenses	150	3,345	1,186	23	369

Total Expenses	3,704	82,963	29,407	585	9,142

Net Investment Income (Loss)	(3,704)	(82,963)	(29,407)	(585)	(9,142)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(617)	509,523	36,850	1,180	22,402

Capital gains distributions (1)	-	-	-	-	-

Realized Gain (Loss) on Investments	(617)	509,523	36,850	1,180	22,402

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,307)	(176,700)	(14,844)	1,703	(4,014)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,628)	$249,860	($7,401)	$2,298	$9,246

	XIII	XIV	XV

INVESTMENT INCOME
Dividends (1)	$-	$-	$31
EXPENSES
Mortality and expense risk	3,068	12,049	3,698

Operating expenses	129	506	156

Total Expenses	3,197	12,555	3,854

Net Investment Income (Loss)	(3,197)	(12,555)	(3,823)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(11,204)	55,579	-

Capital gains distributions (1)	-	-	-

Realized Gain (Loss) on Investments	(11,204)	55,579	-

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	47,820	21,587	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,419	$64,611	($3,823)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2015 (1)	2014	2015 (1)	2014	2015 (1)	2014

	IV		VII		X

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,704)	($7,882)	($82,963)	($169,810)	($29,407)	($62,774)

Realized gain (loss) on investments	(617)	(1,546)	509,523	478,134	36,850	43,033

Change in net unrealized appreciation (depreciation) on investments	(1,307)	21,744	(176,700)	926,735	(14,844)	177,115

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,628)	12,316	249,860	1,235,059	(7,401)	157,374

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	-	-	900	2,800	900	151,800

Transfers between variable and fixed accounts, net	700	(34,851)	(743,297)	(252,132)	(30,402)	(219,472)

Contract benefits and terminations (2)	(20,027)	(24,960)	(555,276)	(1,106,356)	(257,949)	(357,045)

Contract charges and deductions (2)	-	(247)	-	(8,326)	-	(3,492)

Other	1	(46)	315	3,334	29	(144)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(19,326)	(60,104)	(1,297,358)	(1,360,680)	(287,422)	(428,353)

NET INCREASE (DECREASE) IN NET ASSETS	(24,954)	(47,788)	(1,047,498)	(125,621)	(294,823)	(270,979)

NET ASSETS
Beginning of Year or Period	600,699	648,487	13,750,532	13,876,153	4,887,783	5,158,762

End of Year or Period	$575,745	$600,699	$12,703,034	$13,750,532	$4,592,960	$4,887,783

	XI		XII		XIII

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($585)	($1,744)	($9,142)	($17,133)	($3,197)	($7,477)

Realized gain (loss) on investments	1,180	2,544	22,402	24,871	(11,204)	(6,593)

Change in net unrealized appreciation (depreciation) on investments	1,703	(1,708)	(4,014)	149,063	47,820	(58,183)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,298	(908)	9,246	156,801	33,419	(72,253)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	-	-	-	-	-	-

Transfers between variable and fixed accounts, net	(12,619)	3,849	65,945	34,710	(23,743)	31,340

Contract benefits and terminations (2)	(663)	(33,836)	(102,457)	(75,773)	(59,581)	(42,707)

Contract charges and deductions (2)	-	(140)	-	(632)	-	(579)

Other	-	(6)	2	(124)	3	92

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(13,282)	(30,133)	(36,510)	(41,819)	(83,321)	(11,854)

NET INCREASE (DECREASE) IN NET ASSETS	(10,984)	(31,041)	(27,264)	114,982	(49,902)	(84,107)

NET ASSETS
Beginning of Year or Period	104,664	135,705	1,453,700	1,338,718	546,486	630,593

End of Year or Period	$93,680	$104,664	$1,426,436	$1,453,700	$496,584	$546,486

(1) Unaudited.

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts

	Period Ended	Year Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,
	2015 (1)	2014	2015 (1)	2014

	XIV		XV (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($12,555)	($25,900)	($3,823)	($5,761)

Realized gain (loss) on investments	55,579	54,452	-	-

Change in net unrealized appreciation (depreciation) on investments	21,587	111,098	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	64,611	139,650	(3,823)	(5,761)

INCREASE (DECREASE) IN NET ASSETS FROM ACCOUNT TRANSACTIONS
Payments received from contract owners	-	100,000	-	-

Transfers between variable and fixed accounts, net	(410)	(87,423)	-	696,407

Contract benefits and terminations (3)	(171,441)	(324,217)	(8,900)	(53,165)

Contract charges and deductions (3)	-	(1,232)	-	(687)

Other	3	(105)	-	(23)

Net Increase (Decrease) in Net Assets Derived from Account Transactions	(171,848)	(312,977)	(8,900)	642,532

NET INCREASE (DECREASE) IN NET ASSETS	(107,237)	(173,327)	(12,723)	636,771

NET ASSETS
Beginning of Year or Period	2,056,738	2,230,065	636,771	-

End of Year or Period	$1,949,501	$2,056,738	$624,048	$636,771

(1) Unaudited.

(2) Operations commenced on April 30, 2014.

(3) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
IV
01/01/2015 - 06/30/2015 (Unaudited)	$4.25	135,470	$575,745	0.00%	1.24%	(0.92%)
2014	4.29	140,039	600,699	0.00%	1.24%	1.84%
2013	4.21	153,961	648,487	0.00%	1.24%	(10.04%)
2012	4.68	158,467	741,958	2.38%	1.23%	8.52%
2011	4.31	158,185	682,486	5.70%	1.23%	10.49%
2010	3.90	187,957	733,951	2.00%	1.23%	7.45%
VII
01/01/2015 - 06/30/2015 (Unaudited)	$5.23	2,427,312	$12,703,034	0.00%	1.24%	1.76%
2014	5.14	2,673,728	13,750,532	0.00%	1.24%	9.45%
2013	4.70	2,953,123	13,876,153	0.00%	1.24%	30.15%
2012	3.61	3,333,597	12,035,711	0.99%	1.23%	15.59%
2011	3.12	3,806,822	11,890,958	1.22%	1.23%	(0.75%)
2010	3.15	4,291,447	13,505,979	2.39%	1.22%	14.84%
X
01/01/2015 - 06/30/2015 (Unaudited)	$2.99	1,534,488	$4,592,960	0.00%	1.24%	(0.24%)
2014	3.00	1,629,100	4,887,783	0.00%	1.24%	3.15%
2013	2.91	1,773,510	5,158,762	0.00%	1.24%	(3.41%)
2012	3.01	2,114,674	6,368,336	4.97%	1.23%	9.37%
2011	2.75	2,676,908	7,371,133	5.89%	1.23%	2.58%
2010	2.68	2,988,599	8,022,806	3.47%	1.23%	7.63%
XI
01/01/2015 - 06/30/2015 (Unaudited)	$2.75	34,009	$93,680	0.00%	1.24%	2.59%
2014	2.69	38,980	104,664	0.00%	1.24%	(0.86%)
2013	2.71	50,104	135,705	0.00%	1.24%	5.93%
2012	2.56	55,427	141,723	6.88%	1.23%	13.89%
2011	2.25	61,794	138,739	10.91%	1.23%	2.16%
2010	2.20	74,521	163,784	7.65%	1.23%	13.12%
XII
01/01/2015 - 06/30/2015 (Unaudited)	$4.81	296,649	$1,426,436	0.00%	1.24%	0.50%
2014	4.78	303,834	1,453,700	0.00%	1.24%	11.99%
2013	4.27	313,341	1,338,718	0.00%	1.24%	30.30%
2012	3.28	355,964	1,167,204	2.05%	1.23%	14.52%
2011	2.86	500,237	1,432,250	2.93%	1.23%	0.58%
2010	2.85	526,036	1,497,416	1.96%	1.23%	13.40%
XIII
01/01/2015 - 06/30/2015 (Unaudited)	$1.59	311,718	$496,584	0.00%	1.24%	6.24%
2014	1.50	364,448	546,486	0.00%	1.24%	(11.65%)
2013	1.70	371,558	630,593	0.00%	1.24%	20.18%
2012	1.41	423,214	597,633	3.27%	1.23%	16.37%
2011	1.21	510,579	619,556	8.91%	1.23%	(13.88%)
2010	1.41	578,232	814,727	2.73%	1.23%	1.33%
XIV
01/01/2015 - 06/30/2015 (Unaudited)	$5.09	382,858	$1,949,501	0.00%	1.24%	3.14%
2014	4.94	416,596	2,056,738	0.00%	1.24%	7.53%
2013	4.59	485,739	2,230,065	0.00%	1.24%	32.56%
2012	3.46	524,945	1,818,110	0.89%	1.23%	16.79%
2011	2.97	599,626	1,778,224	1.06%	1.23%	(7.11%)
2010	3.19	666,908	2,129,054	1.09%	1.23%	9.88%
XV
01/01/2015 - 06/30/2015 (Unaudited)	$9.86	63,307	$624,048	0.01%	1.24%	(0.61%)
04/30/2014 - 12/31/2014	9.92	64,205	636,771	0.01%	1.24%	(0.82%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees and operating expenses that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.
(3)	Total returns reflect changes in the unit values of the underlying portfolios and deductions for M&E fees and operating expenses assessed through the daily AUV calculation. M&E fees are assessed at an annual rate of 1.19% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other chares that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Corinthian Variable Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2015 is comprised of eight subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts, as presented in the Schedule of Investments on page 1 of this brochure, invest in the corresponding portfolios (each a “Portfolio” and collectively the “Portfolios”) of Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds (collectively, the “Funds”).

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying portfolio for Variable Account I, were transferred to Fidelity VIP Money Market Portfolio Service Class, the underlying Portfolio for Variable Account XV through a liquidation and plan of substitution (the “Substitution”). In connection with the Substitution, any units that remained in Variable Account I after the close of business on April 30, 2014 were transferred to the Variable Account XV. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. Variable Account I is not included in this semi-annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred annuity and variable accumulation contracts (the “Contracts”) administered by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

D. Recent Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) that eliminates the requirement to classify the investments measured at an investment’s fair value using the net asset value per share within the fair value hierarchy. In addition, the requirement to make specific disclosures for all investments eligible to be assessed at fair value with the net asset value per share practical expedient has been removed. Instead, such disclosures are restricted only to investments that the entity has decided to measure using the practical expedient. This ASU is effective for fiscal years beginning after December 15, 2015. Management is currently evaluating the impact that the implementation of this ASU will have on the Separate Account’s financial statement disclosures.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Currently, each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2015.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks. Pacific Life assumes at an annual rate of 1.19% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

The Separate Account also bears certain operating expenses, subject to Pacific Life’s guarantee that such operating expenses will not exceed 0.25% of each Variable Account’s average daily net assets annually. For the period ended June 30, 2015, the annualized operating expenses for each of the Variable Accounts were below the 0.25% expense cap. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Portfolio, exclusive of advisory fees, service fees, additional costs associated with foreign investing (including foreign taxes on dividends, interest, or gains), interest, taxes, brokerage commissions and other transactional expenses, and extraordinary expenses, will not exceed 0.60% of average daily net assets annually after consideration for any adjustment by the Funds’ Investment Adviser for fund expenses in excess of stated expense limitations. For the period ended June 30, 2015, the combined annualized operating expenses for each of the Variable Accounts were below the 0.60% expense cap.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium tax, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from account transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees and any state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets.

In addition to the Variable Accounts’ own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of each Variable Account (except for the Fidelity VIP Money Market Service Class Variable Account) invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the period ended June 30, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.65%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2015, were as follows:

Variable Accounts	Purchases	Sales	Variable Accounts	Purchases	Sales

IV	$223	$23,253	XII	$65,333	$110,987
VII	-	1,380,368	XIII	165	86,687
X	4,166	321,015	XIV	-	184,406
XI	-	13,867	XV	30	12,755

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2015 and for the year or period ended December 31, 2014 were as follows:

	2015			2014

Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

IV	164	(4,733)	(4,569)	142	(14,064)	(13,922)
VII	278	(246,694)	(246,416)	11,225	(290,620)	(279,395)
X	1,758	(96,370)	(94,612)	76,689	(221,099)	(144,410)
XI	5	(4,976)	(4,971)	3,185	(14,309)	(11,124)
XII	13,726	(20,911)	(7,185)	7,848	(17,355)	(9,507)
XIII	205	(52,935)	(52,730)	19,486	(26,596)	(7,110)
XIV	38	(33,776)	(33,738)	23,315	(92,458)	(69,143)
XV (1)	-	(898)	(898)	73,129	(8,924)	64,205

(1) Operations commenced on April 30, 2014.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Report as of June 30, 2015

• Pacific Corinthian Variable Separate Account of

  Pacific Life Insurance Company

Form No.	1211-15A